STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY
Summary of the stock options
A summary of the stock options as of June 30, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	35,298,000	$0.46	9.11
Granted	150,000	0.44	3.00
Exercised	-	-	-
Forfeited	(2,248,000)	1.30	7.00
Cancelled	-	-	-
Balance at June 30, 2013	33,200,000	0.40	8.71

Options exercisable at end of period	31,400,000	$0.40
Options expected to vest through December 31, 2014	1,800,000
Weighted average fair value of options granted during the period		$0.25

Summary of the status of outstanding stock warrants
A summary of the status of the Company's outstanding stock warrants as of June 30, 2013 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	16,255,779	$0.54	2.42
Granted	-	-	-
Cancelled	(3,446,748)	0.60	0.14
Forfeited	-	-	-
Exercised	-	-	-
Balance at June 30, 2013	12,809,031	$0.51	2.31

Warrants exercisable at June 30, 2013	12,809,031	$0.51	2.31

Weighted average fair value of warrants granted during the period		$-

Risk free interest rate (annual)	0.27%
Expected volatility	112%
Expected life	2 Years
Assumed dividends	none